Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Loss before income tax	R$ (96,399)	R$ (68,706)	R$ (244,304)
Adjustments for:
Depreciation and amortization	19,558	19,850	18,715
Treasury stock	(27)
Share-based payment expense	51	913	6,255
Adjustment in provision for risks	(10,212)	(4,188)	(1,395)
Interest on loans, financing and debentures	12,541	13,689	15,117
Interest on lease liabilities	303	227	316
Amendment to lease liability			(217)
Allowance for expected credit loss	(526)	47	440
Write-offs accounts receivable			953
Impairment of goodwill	14,553	18,341	11,373
Loss on disposal of assets	147	55	1,589
Deferred and contingent consideration adjustment	44,258	53,091	40,535
Employee bonus provision	660	660	2,001
Fair value of derivative warrant liabilities	1,812	3,199	(14,507)
Listing expense			176,282
Fair value of subscription rights			(2,941)
Write-off due to disposal of subsidiary	35,854
Decrease (increase) in operating assets:
Trade accounts receivable	4,357	(757)	(2,519)
Other assets	(4,785)	876	(32,230)
Increase (decrease) in operating liabilities:
Accounts payable to suppliers	(4,387)	14,151	38,956
Salaries and labor charges	1,391	876	(1,118)
Taxes and fees	5,536	(1,360)	2,534
Deferred revenue	186	593	(675)
Other liabilities	68	(77)	(2,727)
Income taxes paid	(16,893)	(12,899)	(9,624)
Net cash from operating activities	8,046	38,581	2,809
Cash flow from investing activities
Cash payments to acquire property and equipment	(1,058)	(1,829)	(3,570)
Cash payments to acquire intangibles	(6,052)	(14,231)	(8,648)
Acquisition of subsidiaries – net of cash acquired	(1,771)
Net cash used in investing activities	(8,881)	(16,060)	(12,218)
Financing activities
Payment of principal loans and financing	(38,883)	(17,937)	(9,451)
Interest paid	(6,028)	(8,332)	(14,784)
Payment of principal portion of lease liabilities	(1,084)	(1,102)	(1,053)
Proceeds from debentures, loans, and financing	27,091	9,058	18,617
Capital increase	85,741	13,832	29,060
Proceeds on issuance of subscription rights
Distributions paid to non-controlling interest	(18,835)	(3,420)	(5,093)
Proceeds from investors and related party loans
Payment of deferred and contingent consideration on acquisitions	(45,535)	(7,985)	(4,504)
Net cash (used in) from financing activities	2,467	(15,884)	12,792
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(6,216)
Net increase (decrease) in cash and cash equivalents	(4,584)	6,637	3,383
Cash and cash equivalents at the beginning of the year	18,035	11,398	8,015
Cash and cash equivalents at the end of the year	13,451	18,035	11,398
Net increase (decrease) in cash and cash equivalents	R$ (4,584)	R$ 6,637	R$ 3,383